Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Additional information: condensed financial statements of the Company
Schedule of Condensed Balance Sheets

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2021.

Condensed Balance Sheets

(In thousands)	December 31, 2020	December 31, 2021
Assets
Current assets:
Cash and cash equivalents	57,585	32,015
Short-term investments	47,525	40,972
Due from group companies	3,323	107,484
Prepayments and other current assets	860	183
Total current assets	109,293	180,654
Non-current assets:
Due from group companies, non-current portion	175,720	92,917
Investments in subsidiaries and consolidated VIE	20,064	36,324
Total assets	305,077	309,895
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIE	10,750	2,546
Due to related parties	—	1,506
Contract liabilities and deferred income	1	—
Accrued liabilities and other payables	2,118	2,141
Total current liabilities	12,924	6,248
Total liabilities	12,924	6,248
Commitments and contingencies
Shareholders’ equity
Common shares	84	84
Treasury shares (34,475,224 shares and 31,619,259 shares as of December 31, 2020 and 2021, respectively)	8	8
Other shareholders’ equity	292,061	303,555
Total Xunlei Limited’s shareholders’ equity	292,153	303,647
Total liabilities and shareholders’ equity	305,077	309,895

Schedule of Condensed Statements of Operations

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2019	2020	2021
Operating expenses
Sales and marketing expenses	(1)	—	—
General and administrative expenses	(1,247)	(1,438)	(3,302)
Total operating expenses	(1,248)	(1,438)	(3,302)
Operating loss	(1,248)	(1,438)	(3,302)
Interest income	1,496	2	107
Interest expense	(75)	(399)	(95)
Other income, net	4,712	2,455	585
(Loss)/income from subsidiaries and consolidated VIE	(57,787)	(14,361)	3,935
(Loss)/income before income tax	(52,902)	(13,741)	1,230
Income tax expenses	(267)	(99)	(39)
Net (loss)/income	(53,169)	(13,840)	1,191
Net (loss)/income attributable to Xunlei Limited’s common shareholders	(53,169)	(13,840)	1,191

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2019	2020	2021
Other operating activities with external parties	3,854	649	(5,732)
Net cash generated from/(used in) operating activities	3,854	649	(5,732)
Capital contribution to group companies	(100,000)	—	—
Loans to group companies	(25,750)	(1,802)	(26,391)
Repayment of loans from group companies	2,459	500	—
Other investing activities with external parties	79,339	55,030	6,553
Net cash (used in)/generated from investing activities	(43,952)	53,728	(19,838)
Other financing activities with external parties	—	(4,475)	—
Net cash used in financing activities	—	(4,475)	—
Net (decrease)/increase in cash and cash equivalents	(40,098)	49,902	(25,570)
Cash and cash equivalents at beginning of year	47,781	7,683	57,585
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	7,683	57,585	32,015